Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	₱ 17,475	₱ 17,657
Carrying amount	46,111	46,781
Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	63,586	64,438
High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	25,729	31,494
Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	5,926	3,954
Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,456	11,333
Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	17,475	17,657
Stage 1 12-Month ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	279	442
Carrying amount	14,499	20,695
Stage 1 12-Month ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,778	21,137
Stage 1 12-Month ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,059	20,424
Stage 1 12-Month ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	440	271
Stage 1 12-Month ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	279	442
Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	3,596	4,190
Carrying amount	31,612	26,086
Stage 2 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	35,208	30,276
Stage 2 Lifetime ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	11,670	11,070
Stage 2 Lifetime ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	5,486	3,683
Stage 2 Lifetime ECL [Member] | Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,456	11,333
Stage 2 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	3,596	4,190
Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	13,600	13,025
Stage 3 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	13,600	13,025
Stage 3 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	₱ 13,600	₱ 13,025